12. FINANCIAL ASSETS AND LIABILITIES (Details 6) - ARS ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 82,090	$ 63,439	$ 47,855	$ 19,821
Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings	70,698	53,211
Fixed interest rate | Less than one year
Disclosure of detailed information about borrowings [line items]
Borrowings	9,032	6,891
Fixed interest rate | One to two years
Disclosure of detailed information about borrowings [line items]
Borrowings	4,109	812
Fixed interest rate | Two to five years
Disclosure of detailed information about borrowings [line items]
Borrowings	10,732	11,087
Fixed interest rate | Up to five years
Disclosure of detailed information about borrowings [line items]
Borrowings	46,825	34,421
Floating interest rates
Disclosure of detailed information about borrowings [line items]
Borrowings	9,025	8,431
Floating interest rates | Less than one year
Disclosure of detailed information about borrowings [line items]
Borrowings	2,680	877
Floating interest rates | One to two years
Disclosure of detailed information about borrowings [line items]
Borrowings	1,809	901
Floating interest rates | Two to five years
Disclosure of detailed information about borrowings [line items]
Borrowings	2,106	3,780
Floating interest rates | Up to five years
Disclosure of detailed information about borrowings [line items]
Borrowings	2,430	2,873
Non interest accrual
Disclosure of detailed information about borrowings [line items]
Borrowings	2,367	1,797
Non interest accrual | Less than one year
Disclosure of detailed information about borrowings [line items]
Borrowings	1,189	855
Non interest accrual | One to two years
Disclosure of detailed information about borrowings [line items]
Borrowings	31	0
Non interest accrual | Two to five years
Disclosure of detailed information about borrowings [line items]
Borrowings	1,147	784
Non interest accrual | Up to five years
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0	$ 158